Significant Accounting Policies (Details) - Schedule of accumulated undistributed deficit - TINGO, INC. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021
Significant Accounting Policies (Details) - Schedule of accumulated undistributed deficit [Line Items]
Net Profit (loss) for year	$ (185,779,449)	$ 141,970,335
Acquisition of the Company (IWeb)	(3,316,865)
Accumulated surplus	458,538,770	316,568,435	$ 397,390,240,000
Accumulated surplus (deficit)	$ 269,442,456	$ 458,538,770		$ 296,432,544	$ 459,872,603